SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of amounts and balances of the VIEs were included in the Group's consolidated financial statements after the elimination of intercompany balances and transactions

	As of December 31,
	2018	2019
Current Assets:
Cash and cash equivalents	8,527	40,964
Restricted cash	—	12,631
Accounts receivable, net	28,351	60,173
Notes receivable	—	23,274
Inventories	210,285	389,195
Prepayments and other current assets	133,655	171,318
Total current assets	380,818	697,555
Property and equipment	9,962	15,599
Intangible assets, net	382	774
Long-term investments	11,140	140
Operating lease right-of-use assets	—	67,103
Other non-current assets	1,446	2,078
Total assets	403,748	783,249
Current Liabilities:
Short-term borrowings	—	(65,081)
Accounts payable	(211,954)	(394,242)
Accrued expenses and other current liabilities	(50,356)	(149,111)
Total current liabilities	(262,310)	(608,434)
Long-term operating lease liabilities	—	(47,750)
Total liabilities	(262,310)	(656,184)

	Year Ended December 31,
	2017	2018	2019
Net revenues	959,153	1,785,757	3,302,818
Total cost and expenses	(930,567)	(1,809,656)	(3,383,187)
Net income (loss)	28,586	(23,899)	(80,369)

	Year Ended December 31,
	2017	2018	2019
Net cash used in operating activities	(124,409)	(112,425)	(263,750)
Net cash used in investing activities	(54)	(7,308)	(4,684)
Net cash provided by financing activities	—	—	87,892

Schedule of estimated useful lives

Leasehold improvements	Shorter of the lease term or their estimated useful lives
Furniture, fixtures and equipment	3 years
Electronic equipment	3 years
Vehicles	5 years

Schedule of concentration of customers and suppliers

	As of December 31,
	2018	2019
Accounts receivable:
A	*	18.8%

The following supplier accounted for 10% or more of purchases for the years ended December 31, 2017, 2018 and 2019:

	Year Ended December 31,
	2017	2018	2019
Product purchases:
A	14.1%	13.9%	*
B	*	12.7%	*

The following suppliers accounted for 10% or more of balances of accounts payable as of December 31, 2018 and 2019:

	As of December 31,
	2018	2019
Accounts payable:
A	18.9%	*
*	Less than 10%.

Schedule of product revenues and segment profit/(loss) generated by its segments

	Year Ended December 31,
	2017	2018	2019
B2C segment
Product revenues	862,327	847,476	763,254
Cost of products sold*	(780,137)	(767,073)	(654,796)
Segment profit for B2C Business	82,190	80,403	108,458
B2B segment
Product revenues	86,890	922,751	3,166,444
Cost of products sold*	(88,582)	(914,627)	(3,132,074)
Segment (loss) profit for B2B Model	(1,692)	8,124	34,370
Total segment profit	80,498	88,527	142,828
*

For segment reporting purpose, purchase rebate is allocated to B2C segment and B2B segment primarily based on the amount of cost of products sold for each segment. Cost of products sold does not include other direct costs related to cost of product sales such as shipping and handling expense, payroll and benefits of logistic staff, logistic centers rental expenses and depreciation expenses, which are recorded in the fulfillment expenses.

Schedule of reconciliation of reportable segments revenue to the Group's consolidated revenues

	Year Ended December 31,
	2017	2018	2019
Total revenues for reportable segments	949,217	1,770,227	3,929,698
Service revenues	10,269	15,743	22,355
Total consolidated revenues	959,486	1,785,970	3,952,053

Schedule of reconciliation of the reportable segments' measures of profit or loss to the Group's consolidated loss before income taxes

	Year Ended December 31,
	2017	2018	2019
Total profit for reportable segments	80,498	88,527	142,828
Unallocated amounts:
Service Revenues	10,269	15,743	22,355
Fulfillment expenses	(55,880)	(73,930)	(128,996)
Selling and marketing expenses	(190,074)	(260,040)	(340,562)
General and administrative expenses	(53,434)	(98,759)	(123,501)
Technology expenses	(48,133)	(71,248)	(61,902)
Other operating income (expenses), net	2,732	(668)	(3,735)
Interest income	4,013	4,352	4,802
Interest expense	(55)	—	(3,622)
Foreign exchange (loss) gain	(3,492)	2,459	(10,328)
Other income (loss),net	4,229	11,531	834
Loss before income tax	(249,327)	(382,033)	(501,827)

Schedule of revenues from different product groups and services

	Year Ended December 31,
	2017	2018	2019
Product Revenues	949,217	1,770,227	3,929,698
Drugs	649,341	1,489,917	3,595,419
Nutritional supplements	123,214	190,425	245,644
Contact lenses.	107,275	47,295	18,110
Medical supplies and devices	49,414	26,563	50,178
Other products.	19,973	16,027	20,347
Service Revenues	10,269	15,743	22,355
MP Service	8,767	12,375	17,239
Other Services	1,502	3,368	5,116
Total	959,486	1,785,970	3,952,053

Schedule of impact on consolidated balance sheet

	December 31, 2018	January 1, 2019
		Effect of the adoption
	As reported	of ASC 842	As adjusted
ASSETS
Prepayments and other current assets	161,147	(1,371)	159,776
Operating lease right-of-use assets	—	62,408	62,408
Total assets	1,546,418	61,037	1,607,455

LIABILITIES AND EQUITY
Accrued expenses and other current liabilities	102,261	19,795	122,056
Long-term operating lease liabilities	—	41,242	41,242
Total liabilities	322,654	61,037	383,691
Total equity	1,223,764	—	1,223,764
Total liabilities and equity	1,546,418	61,037	1,607,455